30 Earnings per share (Details) - BRL (R$) R$ / shares in Units, R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Earnings per share [line items]
(Loss) profit for the year attributed to Company's shareholders of continued operations	R$ (2,540,995)	R$ 2,827,650	R$ 3,856,564
Distribution of 6% of unit price of common shares		273,840	273,827
Distribution of excess profits, by class		2,345,057	3,373,970
Reconciliation of income available for distribution, by class (numerator)	R$ (2,540,995)	R$ 2,827,650	R$ 3,856,564
Weighted average number of shares, by class (denominator)	795,989,044	795,990,011	796,022,846
Common Shares [Member]
Earnings per share [line items]
Distribution of excess profits, by class		R$ 1,331,513	R$ 1,915,805
Reconciliation of income available for distribution, by class (numerator)	R$ (1,441,839)	R$ 1,605,353	R$ 2,189,632
Weighted average number of shares, by class (denominator)	451,668,652	451,668,652	451,668,652
(Loss) earnings per share (in R$)	R$ (3.1922)	R$ 3.5543	R$ 4.8479
Class A Preferred Shares [Member]
Earnings per share [line items]
Distribution of priority dividends attributable to		R$ 208,450	R$ 208,416
Distribution of excess profits, by class		1,013,544	1,458,165
Reconciliation of income available for distribution, by class (numerator)	R$ (1,097,559)	R$ 1,221,994	R$ 1,666,581
Weighted average number of shares, by class (denominator)	343,820,162	343,808,699	343,775,864
(Loss) earnings per share (in R$)	R$ (3.1922)	R$ 3.5543	R$ 4.8479
Class B Preferred Shares [Member]
Earnings per share [line items]
Distribution of priority dividends attributable to		R$ 303	R$ 351
Reconciliation of income available for distribution, by class (numerator)	R$ (1,597)	R$ 303	R$ 351
Weighted average number of shares, by class (denominator)	500,230	512,660	578,330
(Loss) earnings per share (in R$)	R$ (3.1922)	R$ 0.591	R$ 0.6069